Administration expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administration Expenses
Wages and salaries	€ 2,970	€ 122
Depreciation and amortization	351
Professional fees	1,397	2,742
Consulting fees	1,085	183
Other expenses	1,889	303	2
Administration expenses	€ 7,692	€ 3,350	€ 2